Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data		Ordinary shares [Member]		Additional paid-in capital [Member]		Treasury shares [Member]		Statutory reserves [Member]		Retained earnings [Member]		Accumulated other comprehensive income (loss) [Member]		Non-controlling interest [Member]		Total
Beginning balance, amount at Dec. 31, 2011		$ 1,050		$ 78,128		$ 0		$ 9,351		$ 391,584		$ 34,748		$ 0		$ 514,861
Beginning balance, number of shares at Dec. 31, 2011		105,023,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares		761,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount		8		(8)		0		0		0		0		0		0
Share-based compensation		0		3,366		0		0		0		0		0		3,366
Share-based compensation allocated from Sohu		0		303		0		0		0		0		0		303
Foreign currency translation adjustment		0		0		0		0		0		3,385		0		3,385
Net loss attributable to Changyou.com Limited and non-controlling interest shareholders		0		0		0		0		282,400		0		0		282,400
Dividend distribution to shareholders		0		0		0		0		(200,875)		0		0		(200,875)
Contribution from mezzanine equity holder		0		6,837		0		0		0		0		0		6,837
Deemed dividend distribution to Sohu (related to the 17173.com Website)	[1]	0		0		0		0		(2,392)		0		0		(2,392)
Ending balance, amount at Dec. 31, 2012		1,058		88,626		0		9,351		470,717		38,133		0		607,885
Ending balance, number of shares at Dec. 31, 2012		105,784,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares		1,071,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount		11		(11)		0		0		0		0		0		0
Share-based compensation		0		1,117		0		0		0		0		0		1,117
Share-based compensation allocated from Sohu		0		77		0		0		0		0		0		77
Foreign currency translation adjustment		0		0		0		0		0		33,600		0		33,600
Net loss attributable to Changyou.com Limited and non-controlling interest shareholders		0		0		0		0		268,642		0		0		268,642
Appropriation to statutory reserves		0		0		0		16		(16)		0		0		0
Gain from acquisition of minority interest in 7Road		0	[2]	2,409	[2]	0	[2]	0	[2]	0	[2]	0	[2]	0	[2]	2,409
Transaction costs for acquisition of minority interest in 7Road		0		(152)		0		0		0		0		0		(152)
Repurchase of common stock		0		0		(17,240)		0		0		0		0		(17,240)
Acquisition of majority interest in RaidCall	[3]	0		0		0		0		0		0		17,178		17,178
Ending balance, amount at Dec. 31, 2013		1,069		92,066		(17,240)		9,367		739,343		71,733		17,178		913,516
Ending balance, number of shares at Dec. 31, 2013		106,855,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, number of shares		70,000
Issuance of ordinary shares upon vesting and settlement of restricted share units, amount		1		(1)		0		0		0		0		0		0
Share-based compensation		0		3,912		0		0		0		0		138		4,050
Share-based compensation allocated from Sohu		0		27		0		0		0		0		0		27
Foreign currency translation adjustment		0		0		0		0		0		(2,949)		0		(2,949)
Unrealized gain on available-for-sale securities, net		0		0		0		0		0		18		0		18
Net loss attributable to Changyou.com Limited and non-controlling interest shareholders		0		0		0		0		(3,381)		0		(17,778)		(21,159)
Acquisition of MoboTap		0		0		0		0		0		0		53,424		53,424
Disposal of a subsidiary		0		0		0		0		0		0		(652)		(652)
Repurchase of common stock		0		0		(3,577)		0		0		0		0		(3,577)
Ending balance, amount at Dec. 31, 2014		$ 1,070		$ 96,004		$ (20,817)		$ 9,367		$ 735,962		$ 68,802		$ 52,310		$ 942,698
Ending balance, number of shares at Dec. 31, 2014		106,925,000

[1]	Represents revenues recognized in 2012 that were derived from the assets associated with the 17173.com Website, which the Group acquired from Sohu in December 2011. The cash related to these revenues was received and retained by Sohu before the assets associated with the17173 .com Website were acquired.
[2]	The gain represents the excess of the carrying value of the non-controlling interest over the consideration for the Group's acquisition of the minority interests in 7Road.
[3]	The Group acquired 62.5% of the equity interests, on a fully-diluted basis, in TalkTalk on December 24, 2013. Beijing Kunlun Tech Co., Ltd. and certain of its affiliates (collectively, the "Kalends Group") continued to hold 22.5% of the equity interests in TalkTalk on a fully-diluted basis. The non-controlling interest consists primarily of the interests in TalkTalk held by the Kalends Group.